Property Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

	Servers and network equipment	Leasehold improve -ments	Construction in progress	Office furniture, equipment and others	Total
	RMB ’million	RMB ’million	RMB ’million	RMB ’million	RMB ’million
At January 1, 2023
Cost	354	166	132	95	747
Accumulated depreciation	(284)	(82)	-	(58)	(424)
Net book amount	70	84	132	37	323
Year ended December 31, 2023
Opening net book amount	70	84	132	37	323
Transfer from construction in progress	-	1	(1)	-	-
Additions	12	21	210	20	263
Disposals	(5)	(3)	-	(6)	(14)
Depreciation charge	(27)	(33)	-	(22)	(82)
Closing net book amount	50	70	341	29	490
At December 31, 2023
Cost	335	168	341	96	940
Accumulated depreciation	(285)	(98)	-	(67)	(450)
Net book amount	50	70	341	29	490
Year ended December 31, 2024
Opening net book amount	50	70	341	29	490
Transfer from construction in progress	-	1	(1)	-	-
Additions	4	9	378	22	413
Disposals	(6)	(32)	-	(1)	(39)
Depreciation charge	(20)	(24)	-	(17)	(61)
Closing net book amount	28	24	718	33	803
At December 31, 2024
Cost	219	135	718	102	1,174
Accumulated depreciation	(191)	(111)	-	(69)	(371)
Net book amount	28	24	718	33	803

Summary of depreciation charged to consolidated income statements

During the years ended December 31, 2022, 2023 and 2024, depreciation was charged to the consolidated income statements as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Cost of revenues	46	37	20
General and administrative expenses	44	45	41
	90	82	61